Retirement Benefits Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits Obligation (Textual)
Expense in respect of defined contribution plans	$ 205	$ 234	$ 157